Average Annual Total Returns - R2 R6 Shares - JPMorgan Market Expansion Enhanced Index Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R2 Return After Taxes on Distributions Past 1 Year	Class R2 Return After Taxes on Distributions Past 5 Years	Class R2 Return After Taxes on Distributions Past 10 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	9.39%	10.05%	10.36%	8.33%	7.80%	7.93%	6.27%	7.65%	7.98%	10.28%	10.72%	10.99%	12.98%	12.37%	11.64%